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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   Form 13F
                              Form 13F Cover Page

Report for Calendar Year or Quarter Ended: June 30, 2008

Check here if amendment [_] Amendment Number [_]

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager filing this report:

Name:     State Street Corporation
Address:  One Lincoln Street
          Boston, Massachusetts 02111

Form 13F File Number: 28-00399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:       James J. Malerba
Title       Executive Vice President and Corporate Controller
Telephone:  617-664-8697

Signature, Place, and Date of Signing:

/s/ JAMES J. MALERBA      Boston, Massachusetts      August 7, 2008
--------------------- -----------------------------  ---------------
    [Signature]               [City, State]              [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager: (if there are no entries in this list, omit this section.)

28-00096  Capital Guardian Trust Company
28-10372  Philadelphia International Advisors, L.P.
28-02924 Turner Investment Partners Inc. (Turner Investment Partners) 28-03570 AXA (Alliance Capital Management L.P.)
28-00115  T. Rowe Price Associates, Inc.
28-00694 JP Morgan Chase & Co (JP Morgan Fleming Asset Management Limited) 28-03459 Smith Asset Management Group L.P.
28-04557  Wellington Management Company LLP

Report Summary:

Number of Other Included Managers:       12
Form 13F Information Table Entry Total:  3,925
Form 13F Information Table Value Total:  483,226,644 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number  Name
---  --------------------  -----------------------------------------------
1    28-00733              State Street Bank and Trust Company
2    28-11338              SSgA Funds Management, Inc.
3    28-11339              Tuckerman Group, LLC
4    28-11328              Rexiter Capital Management LTD
5    28-11326              State Street Global Advisors LTD
6    28-11327              State Street Global Advisors Ltd.
7    28-11329              State Street Banque, SA
8    28-11330              State Street Global Advisors, Australia
10   28-11332              State Street Global Advisors (Japan) Co., Ltd.
12   28-11331              State Street Global Advisors Asia LTD
13   28-11334              State Street Global Advisors GmbH
14   28-11333              State Street Trust & Banking Co., Ltd.